STMicroelectronics NV ADRhedged™
Schedule of Investments
September 30, 2025 (Unaudited)
1
Shares Value
Common Stocks
— 98.9%
Information Technology — 98.9%
STMicroelectronics NV, ADR
(Cost $467,875) .......................................................................................................... 19,560 $ 552,765
Short-Term Investment
— 1.2%
Money Market Funds — 1.2%
Dreyfus Treasury Securities Cash Management Institutional Shares, 3.98%
(a)
(Cost $6,980) ............................................................................................................ 6,980 6,980
Total Investments — 100.1%
(Cost $474,855) 559,745
Liabilities in excess of Other Assets,
Net — (0.1)% (531)
Net Assets — 100% $ 559,214
_______________
(a) Reflects the 7-day yield at September 30, 2025.
At September 30, 2025, the Fund had the following currency swaps outstanding:
Counterparty
Settlement
Date
*
Currency to Deliver Currency to Receive
Unrealized
Appreciation
Unrealized
Depreciation
CIBC 10/01/25 USD 548,573 EUR 466,878 $ 11 $ —
CIBC 10/01/25 EUR 466,878 USD 547,680 — (903)
CIBC 10/02/25 EUR 467,595 USD 549,440 13 —
Total Unrealized Appreciation/(Depreciation) $ 24
$ (903)
*
The currency hedge contracts have an automatic extension on the maturity date, however the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.
Currency Abbreviations
USD U.S. Dollar
EUR Euro